Long-Term Loans from Banking Institutions - Schedule of Composition of Long Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term loans, interest rate	2.10%
Long-term loans	$ 16,064	$ 22,185
Less current maturities	(7,949)	(7,230)
Long term from banking institution	$ 8,115	$ 14,955